Segment information - Schedule of Revenue From External Customers and Long-lived Assets, by Geographical Areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	€ 548,912	€ 460,849	€ 485,031
Property and equipment, net	8,810	8,210
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	133,728	112,533	106,032
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	37,769	38,854	45,209
Property and equipment, net	8,691	8,193
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	64,680	56,356	55,867
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33,503	27,343	29,240
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	50,648	42,120	39,016
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	228,584	183,643	€ 209,667
Property and equipment, net	€ 119	€ 17